Shareholder Report, Average Annual Return (Details) DFC4_DFA International Small Cap Value Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DFA International Small Cap Value Portfolio – Institutional
Average Annual Return, Percent	39.00%	18.35%	9.10%
MSCI World ex USA Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index (net div.)
Average Annual Return, Percent	23.59%	12.74%	7.75%
MSCI World ex USA Small Value Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Small Value Index (net div.)
Average Annual Return, Percent	27.97%	13.32%	7.69%